Financial Instruments - Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020
Financial instruments
Trade receivables	$ 16,045	$ 14,734	$ 8,244
Receivable related to working capital adjustment (Note 20)	7,898
Trade and other receivables	23,943	$ 14,734	$ 8,244	$ 8,244
Working capital adjustment	$ 1,044